Subsequent Events (Details) (USD $)	3 Months Ended
	Apr. 01, 2013	Feb. 22, 2013
Details
Credit Agreement, loan commitment		$ 10,000,000
Credit Agreement, initial trench		1,500,000
Shares of common stock issued, employee rewards, subsequent event	3,000
Shares of common stock issued, conversion of preferred stock, subsequent event	131,600
Preferred stock converted, subsequent event	11,750
Shares of common stock issued, exercise of warrants, subsequent event	547,162
Cash proceeds from exercise of warrants, subsequent event	283,950
Shares of common stock issued, for loan fees, subsequent event	92,115
Per share value of common stock issued for loan fees, subsequent event	$ 1.09
Shares of common stock issued, for services, subsequent event	4,854
Per share value of common stock issued for services, subsequent event	$ 1.03
Shares of common stock issued, debt satisfaction, subsequent event	155,588
Debt satisfied for common stock, subsequent event	152,165
Notes payable repaid, subsequent event	51,110
Related party notes repaid, subsequent event	$ 750,000